Exploration and Evaluation Assets (Lewis Gold Project) (Narrative) (Details) - CAD ($)	1 Months Ended		12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Dec. 31, 2017
BMG [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum annual royalty amount	$ 250,000	$ 2,150,000
BMG [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of interest acquired			100.00%
BMG [Member] | Gold and Silver [Member] | Bottom of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net Smelter Royalty (NSR)			3.50%
BMG [Member] | Gold and Silver [Member] | Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net Smelter Royalty (NSR)			2.50%
Lewis Gold Project [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum annual royalty amount			$ 60,000
Lewis Gold Project [Member] | Gold and Silver [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net Smelter Royalty (NSR)			3.50%
Lewis Gold Project [Member] | Other Minerals[Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net Smelter Royalty (NSR)			4.00%